Financial Income and Expenses (Details) - Schedule of Financial Income and Expenses - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial income
Interest on marketable securities	R$ 46,776	R$ 67,010	R$ 8,193
Interest on receivable	3,497	2,730	1,165
Monetary variation	1,815
Foreign exchange variation	44,710	31,717	20,257
Gain on remeasurement of leases	21,596	37,628	2,895
Gain on remeasurement of receivables from sale of farms	115,946	238,973	227,005
Realized profit from derivative transactions	118,618	121,988	76,885
Unrealized profit from derivative transactions	379,757	455,737	513,223
Total	732,715	955,783	849,623
Financial expenses
Marketable securities charges	(2,054)	(2,900)	(1,383)
Bank charges	(3,929)	(1,999)	(6,140)
Interest accrued	(51,526)	(68,044)	(28,693)
Monetary variation	(140)	(732)	(682)
Foreign exchange variation	(41,354)	(29,096)	(29,292)
Gain on remeasurement of leases	(39,925)	(57,984)	(74,160)
Loss on remeasurement of receivables from sale of farms	(171,940)	(204,456)	(89,663)
Realized loss from derivative financial transactions	(70,694)	(201,936)	(193,415)
Unrealized loss from derivative financial transactions	(345,267)	(441,496)	(522,183)
Total	(726,829)	(1,008,643)	(945,611)
Financial (expense) income, net	R$ (5,886)	R$ (52,860)	R$ (95,988)